1(212) 318-6275

rachaelschwartz@paulhastings.com

November 27, 2012

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Re:	Brookfield Mortgage Opportunity Income Fund Inc.
Registration Statement on Form N-2
File No: 811-22773

Ladies and Gentlemen:

On behalf of the Brookfield Mortgage Opportunity Income Fund Inc. (the “Fund”), transmitted herewith is a copy of the Fund’s Registration Statement on Form N-2 for filing under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended (the “Registration Statement”).

The Registration Statement is being filed to register the Fund’s common stock, par value $0.001 per share.  We expect that the Registration Statement will become effective sometime towards the end of the first quarter of 2013 and will submit a request for acceleration of effectiveness for such time upon the filing of an amendment to this Registration Statement.

Should you have any questions or comments regarding the filing, please do not hesitate to contact the undersigned at the number above.

Sincerely,

/s/ Rachael L. Schwartz

Rachael L. Schwartz
for PAUL HASTINGS LLP